Unaudited condensed consolidated statements of financial position - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Non-current assets
Other non-current assets	$ 128	$ 44
Derivative financial instruments - non-current portion	25
Tangible fixed assets	1,714,062	1,888,583
Right-of-use assets	73,555	81,996
Total non-current assets	1,787,770	1,970,623
Current assets
Vessels held for sale	113,435
Trade and other receivables	15,828	11,156
Inventories	3,153	2,991
Prepayments and other current assets	1,808	1,433
Derivative financial instruments - current portion	94
Short-term cash deposits	10,000
Cash and cash equivalents	147,272	145,530
Total current assets	291,590	161,110
Total assets	2,079,360	2,131,733
Partners' equity
Common unitholders (51,137,201 units issued and outstanding as of December 31, 2021 and 51,272,865 units issued and outstanding as of June 30, 2022)	600,151	579,447
General partner (1,077,494 units issued and outstanding as of December 31, 2021 and 1,080,263 units issued and outstanding as of June 30, 2022)	11,170	10,717
Preference unitholders (5,750,000 Series A Preference Units, 4,135,571 Series B Preference Units and 3,730,451 Series C Preference Units issued and outstanding as of December 31, 2021 and 5,669,400 Series A Preference Units, 3,822,780 Series B Preference Units and 3,384,401 Series C Preference Units issued and outstanding as of June 30, 2022)	310,606	329,334
Total partners' equity	921,927	919,498
Current liabilities
Trade accounts payable	14,220	9,547
Due to related parties	4,350	952
Derivative financial instruments-current portion	10	5,184
Other payables and accruals	51,352	50,171
Borrowings-current portion	159,342	99,307
Lease liabilities-current portion	10,512	10,342
Total current liabilities	239,786	175,503
Non-current liabilities
Derivative financial instruments-non-current portion	72	4,061
Borrowings-non-current portion	876,802	986,451
Lease liabilities-non-current portion	40,367	45,556
Other non-current liabilities	406	664
Total non-current liabilities	917,647	1,036,732
Total partners' equity and liabilities	$ 2,079,360	$ 2,131,733